Property, equipment and leasehold improvement, net	12 Months Ended
Dec. 31, 2021
Property, equipment and leasehold improvement, net
Property, equipment and leasehold improvement, net

9.Property, equipment and leasehold improvement, net

The following is a summary of property, equipment and leasehold improvement, net:

	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvement	32,539	65,811
Machinery and equipment	57,329	129,387
Furniture and office equipment	5,657	7,332
Electronic equipment	125	2,224
Transportation equipment	871	871
Total property, equipment and leasehold improvement	96,521	205,625
Less: accumulated depreciation	(22,021)	(62,470)
Property, equipment and leasehold improvement, net	74,500	143,155

Depreciation expenses were RMB2,379, RMB19,671 and RMB40,865 for the years ended December 31, 2019, 2020 and 2021, respectively. No impairment charge was recognized for any of the periods presented.